Goodwill and Intangibles - Additional Information (Details) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Amortization	€ (8.8)	€ (7.7)	€ (8.8)
Discount rate	10.00%	10.40%
Long-term growth rate	1.00%	1.00%
Depreciation, amortisation and impairment loss (reversal of impairment loss) recognised in profit or loss	€ 8.8	€ 7.7	8.8
Impairment loss (reversal of impairment loss) recognised in profit or loss	0.0	0.0	€ 5.8
Intangible assets with indefinite useful life	2,420.2	2,420.9
Accumulated depreciation, amortisation and impairment [member]
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Amortization	€ 8.8	€ 7.7